Financial instruments - Narrative (Details) $ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($) CAD ($)	Mar. 31, 2022 USD ($) CAD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 800,154	$ 953,654	$ 807,150
Nominal amount of hedging instrument	109,200	26,000
Equity price risk
Disclosure of detailed information about financial instruments [line items]
10% change in the ordinary share price of the company, impact on accrual for social costs	$ 288